ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)		6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 25, 2022	Sep. 30, 2022	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Disposition due to sale of property		$ 671,162		$ 383,450
Gain from dispositions			$ 391,533
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Discounted to present value percentage				10.00%	10.00%
Disposition due to sale of property				$ 383,450
White River [Member]
Restructuring Cost and Reserve [Line Items]
Amount ARO acquired acquisition	$ 143,801
White River [Member] | Asset Retirement Obligation [Member]
Restructuring Cost and Reserve [Line Items]
Amount ARO acquired acquisition	$ 751,075